Schedule of Share-Based Payments Reserve (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Share Based-payment Reserves
Share-based payments reserve	$ 9,061,897	$ 8,726,228	$ 7,309,323	$ 6,733,118